Portfolio of Investments
Columbia Mortgage Opportunities Fund, February 29, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 24.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avant Loans Funding Trust(a)
Series 2019-B Class C
10/15/2026	4.540%	7,000,000	7,066,849
Ballyrock CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.600% 04/20/2031	3.419%	4,000,000	3,963,436
Series 2019-1A Class A2
3-month USD LIBOR + 1.850% 07/15/2032	3.681%	7,500,000	7,506,990
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class A2R
3-month USD LIBOR + 1.400% 10/15/2030	3.231%	4,000,000	3,948,976
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% 10/15/2030	3.531%	5,000,000	4,814,550
Series 2015-4A Class CR
3-month USD LIBOR + 3.700% 07/20/2032	5.519%	7,500,000	7,466,317
CLUB Credit Trust(a)
Series 2018-NP1 Class C
05/15/2024	4.740%	1,827,078	1,834,632
Conn’s Receivables Funding LLC(a)
Series 2019-A Class B
10/16/2023	4.360%	6,000,000	6,071,217
Series 2019-B Class B
06/17/2024	3.620%	8,000,000	8,034,562
Subordinated Series 2018-A Class B
01/15/2023	4.650%	5,298,954	5,335,268
Consumer Lending Receivables Trust(a)
Series 2019-A Class B
04/15/2026	4.010%	5,000,000	5,079,338
Consumer Underlying Bond Securitization(a)
Series 2018-1 Class A
02/17/2026	4.790%	13,500,000	13,809,828
Series 2018-1 Class B
02/17/2026	6.170%	12,500,000	13,082,327
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class C
07/25/2024	5.170%	3,000,000	3,042,962
ENVA LLC(a)
Series 2019-A Class B
06/22/2026	6.170%	4,500,000	4,523,911
Series 2019-A Class C
06/22/2026	7.620%	1,967,000	2,022,261
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LendingClub Receivables Trust(a)
Series 2019-1 Class A
07/17/2045	4.000%	10,678,317	10,760,019
Series 2019-11 Class A
12/15/2045	3.750%	8,410,242	8,436,851
Series 2019-2 Class A
08/15/2025	4.000%	6,731,127	6,772,913
Series 2019-3 Class A
10/15/2025	3.750%	14,332,975	14,380,410
Series 2019-5 Class A
12/15/2045	3.750%	17,552,838	17,616,852
Series 2019-7 Class A
01/15/2027	3.750%	6,422,271	6,506,742
Series 2019-8 Class A
12/15/2045	3.750%	6,880,662	6,949,575
Series 2020-1 Class A
01/16/2046	3.500%	10,000,000	10,024,491
LendingClub Receivables Trust(a),(c),(d),(e)
Series 2020-2 Class R
02/15/2046	0.000%	865,000	12,110,000
LendingClub Receivables Trust(a),(c),(d)
Series 2020-T1 Class A
02/15/2046	3.500%	10,000,000	10,000,000
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class DR
3-month USD LIBOR + 3.500% Floor 3.500% 01/15/2033	3.000%	3,700,000	3,699,970
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class C
3-month USD LIBOR + 2.900% Floor 2.900% 01/22/2031	4.702%	6,500,000	6,528,282
Series 2018-32A Class D
3-month USD LIBOR + 4.100% Floor 4.100% 01/22/2031	5.902%	10,000,000	10,043,920
Marlette Funding Trust(a)
Subordinated Series 2018-2A Class C
07/17/2028	4.370%	10,000,000	10,225,161
Subordinated Series 2018-4A Class C
12/15/2028	4.910%	8,000,000	8,299,698
Morgan Stanley Resecuritization Pass-Through Trust(a),(c),(d)
Series 2018-SC1 Class B
09/18/2023	1.000%	2,457,441	2,432,866
Columbia Mortgage Opportunities Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 29, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Resecuritization Pass-Through Trust(a),(c),(d),(e)
Series 2018-SC1 Class R
09/18/2023	0.000%	950,000	13,537,500
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A2
3-month USD LIBOR + 1.470% 04/16/2031	3.313%	11,000,000	10,796,852
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	9.052%	2,000,000	1,898,668
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
3-month USD LIBOR + 6.670% 07/22/2029	8.472%	2,000,000	1,956,530
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	3.520%	6,300,000	6,300,428
OZLM XVII Ltd.(a),(b)
Series 2017-17A Class D
3-month USD LIBOR + 5.990% 07/20/2030	7.809%	3,750,000	3,440,846
Pagaya AI Debt Selection Trust(a),(d)
Series 2019-1 Class B
06/15/2026	5.499%	15,000,000	15,360,937
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class B
11/16/2026	5.625%	9,900,000	10,103,441
Subordinated Series 2019-2 Class A2B
09/15/2026	3.929%	7,745,250	7,736,863
Palmer Square Loan Funding Ltd.(a),(b)
Series 2019-2A Class A2
3-month USD LIBOR + 1.600% Floor 1.600% 04/20/2027	3.419%	8,000,000	7,832,920
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class C
06/17/2024	4.870%	15,477,000	15,635,322
Series 2019-1A Class B
04/15/2025	4.030%	9,800,000	9,932,170
Series 2019-2A Class B
09/15/2025	3.690%	9,700,000	9,772,472
Series 2019-3A Class B
07/15/2025	3.590%	8,500,000	8,586,056
Subordinated Series 2017-1A Class C
06/15/2023	5.800%	1,435,921	1,459,566
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	3,751,345	3,797,088
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2017-3A Class C
11/15/2023	5.210%	10,371,212	10,414,278
Subordinated Series 2019-3A Class C
07/15/2025	4.940%	8,500,000	8,714,044
Prosper Pass-Through Trust(a),(d)
Series 2019-ST2 Class A
11/15/2025	3.750%	9,093,875	9,093,875
Race Point IX CLO Ltd.(a),(b)
Series 2015-9R Class A2R
3-month USD LIBOR + 1.650% 10/15/2030	3.481%	13,930,000	13,930,084
Redding Ridge Asset Management Ltd.(a),(b)
Series 2018-4A Class D
3-month USD LIBOR + 5.850% 04/15/2030	7.681%	5,000,000	4,704,650
RR 1 LLC(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.700% 07/15/2029	3.531%	4,000,000	4,000,544
Series 2017-1A Class DR
3-month USD LIBOR + 6.500% 07/15/2029	8.331%	6,280,000	6,059,107
SoFi Consumer Loan Program LLC(a),(d),(e)
Series 2016-2 Class R
10/27/2025	0.000%	379,888	9,117,312
SoFi Consumer Loan Program LLC(a),(c),(d),(e)
Series 2016-4 Class R
11/25/2025	0.000%	900,000	6,938,100
SoFi Consumer Loan Program Repack Trust(a),(c),(d)
Series 2018-3 Class R1A
08/28/2027	2.000%	971,657	964,855
Series 2018-4 Class R1A
12/01/2027	2.000%	2,171,872	2,146,896
Series 2019-1 Class R1A
03/01/2028	2.000%	2,258,634	2,229,272
Series 2019-2 Class R1A
04/28/2028	2.000%	2,363,093	2,332,373
Series 2019-3 Class R1A
05/30/2028	2.000%	3,140,477	3,091,800
SoFi Professional Loan Program LLC(a),(c),(d),(e),(f)
Series 2015-D Class RC
10/26/2037	0.000%	7	1,633,333
Series 2016-A Class RIO
01/25/2038	0.000%	6	624,000
Series 2016-A Class RPO
01/25/2038	0.000%	6	1,584,000
SoFi Professional Loan Program LLC(a),(c),(d),(e)
Series 2017-A Class R
03/26/2040	0.000%	84,403	3,181,993

2	Columbia Mortgage Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 29, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upgrade Receivables Trust(a)
Subordinated Series 2019-2A Class C
10/15/2025	4.450%	15,977,017	16,101,047
Westlake Automobile Receivables Trust(a)
Subordinated Series 2019-2A Class E
04/15/2025	4.020%	7,000,000	7,197,756
Subordinated Series 2019-3A Class E
03/17/2025	3.590%	8,000,000	8,142,804
Total Asset-Backed Securities — Non-Agency (Cost $502,768,228)			492,740,956

Commercial Mortgage-Backed Securities - Agency 2.6%

Government National Mortgage Association(g),(h)
Series 2017-100 Class IO
05/16/2059	0.806%	88,298,915	5,413,209
Series 2017-30 Class IO
08/16/2058	0.711%	88,070,315	4,905,428
Series 2019-102 Class IB
03/16/2060	0.914%	27,208,177	2,235,427
Series 2019-109 Class IO
04/16/2060	0.835%	49,684,363	3,924,901
Series 2019-131 Class IO
07/16/2061	0.931%	48,807,476	4,218,674
Series 2019-134 Class IO
08/16/2061	0.887%	49,326,646	4,014,636
Series 2019-139 Class IO
11/16/2061	0.798%	36,890,304	2,740,846
Series 2019-154 Class IO
09/16/2061	0.888%	35,922,961	2,901,365
Series 2019-37 Class IO
11/16/2060	0.839%	127,352,136	10,040,111
Series 2020-19 Class IO
12/16/2061	1.012%	38,500,000	3,456,830
Series 2020-27 Class IO
03/16/2062	0.904%	48,000,000	4,045,378
Series 2020-3 Class IO
02/16/2062	0.950%	36,964,237	3,216,085
Total Commercial Mortgage-Backed Securities - Agency (Cost $50,630,411)			51,112,890

Commercial Mortgage-Backed Securities - Non-Agency 14.6%

BBCMS Mortgage Trust(a),(b)
Series 2019-BWAY Class E
1-month USD LIBOR + 2.850% Floor 2.850% 11/25/2034	4.509%	17,850,000	17,850,021
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	4.609%	5,400,000	5,400,064
BFLD(a),(b)
Series 2019-DPLO Class G
1-month USD LIBOR + 3.190% Floor 3.190% 10/15/2034	4.849%	6,853,000	6,861,447
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class D
1-month USD LIBOR + 2.250% Floor 2.250% 07/15/2035	3.909%	4,200,000	4,194,780
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class F
1-month USD LIBOR + 2.900% Floor 2.900% 06/15/2035	4.559%	14,000,000	14,075,268
BX Trust(a),(b)
Series 2018-GW Class G
1-month USD LIBOR + 2.920% Floor 2.920% 05/15/2035	4.579%	7,250,000	7,259,192
Series 2019-ATL Class E
1-month USD LIBOR + 2.237% Floor 2.237% 10/15/2036	3.895%	6,500,000	6,508,143
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	3,150,000	3,352,858
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	3.909%	5,000,000	5,004,733
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	4.659%	5,803,000	5,813,964
CLNY Trust(a),(b)
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	4.380%	6,000,000	5,969,975
Series 2019-IKPR Class F
1-month USD LIBOR + 3.417% Floor 3.417% 11/15/2038	5.076%	12,900,000	12,827,389

Columbia Mortgage Opportunities Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 29, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COMM Mortgage Trust(a)
Series 2020-CBM Class F
11/13/2039	3.632%	11,800,000	11,640,102
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.800% 11/15/2036	5.400%	10,203,000	10,215,760
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	6,990,000	7,155,744
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	23,975,000	23,361,796
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	22,000,000	20,928,307
CSMC Trust(a),(g)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.393%	5,200,000	5,074,290
Hilton U.S.A. Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.194%	12,500,000	12,983,356
Hilton U.S.A. Trust(a)
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	12,100,000	12,195,561
JPMorgan Chase Commercial Mortgage Securities Trust(a),(g)
Subordinated Series 2015-UES Class E
09/05/2032	3.621%	16,880,000	16,912,903
Subordinated Series 2016-WIKI Class E
10/05/2031	4.009%	7,800,000	7,921,298
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2018-ASH8 Class F
1-month USD LIBOR + 4.000% Floor 3.800% 02/15/2035	5.659%	9,000,000	8,999,886
Morgan Stanley Capital I Trust(a)
Series 2019-MEAD Class E
11/10/2036	3.177%	5,500,000	5,411,882
Morgan Stanley Capital I Trust(a),(b)
Subordinated Series 2017-ASHF Class E
1-month USD LIBOR + 3.150% Floor 3.150% 11/15/2034	4.809%	4,300,000	4,297,389
Olympic Tower Mortgage Trust(a),(g)
Subordinated Series 2017-OT Class D
05/10/2039	3.945%	4,040,000	4,347,762
Progress Residential Trust(a)
Series 2017-SFR1 Class E
08/17/2034	4.261%	2,802,000	2,888,640
Series 2019-SFR1 Class F
08/17/2035	5.061%	10,000,000	10,500,231
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-SFR3 Class F
09/17/2036	3.867%	8,000,000	8,132,545
Subordinated Series 2019-SFR2 Class F
05/17/2036	4.837%	10,000,000	10,472,269
Wells Fargo Commercial Mortgage Trust(a),(b),(d),(i)
Series 2020-SDAL Class E
1-month USD LIBOR + 2.740% 02/15/2037	4.390%	13,000,000	12,994,150
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $282,001,245)			291,551,705

Residential Mortgage-Backed Securities - Agency 91.2%

Federal Home Loan Mortgage Corp.(b),(h)
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	4.242%	8,433,044	1,282,647
CMO Series 4057 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 04/15/2039	4.392%	63,902,256	2,626,587
CMO Series 4093 Class SD
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 01/15/2038	5.042%	18,288,036	1,383,124
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	4.392%	2,488,575	491,817
CMO Series 4223 Class DS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2038	4.442%	4,668,717	266,231
CMO Series 4286 Class NS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 12/15/2043	4.242%	2,147,624	441,052
CMO Series 4670 Class QS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 03/15/2047	4.442%	20,416,620	4,724,453

4	Columbia Mortgage Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 29, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4704 Class SK
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/15/2047	4.492%	20,379,650	4,101,182
CMO Series 4826 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/15/2048	4.542%	18,828,223	3,900,952
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	4.312%	4,739,818	904,173
Federal Home Loan Mortgage Corp.(h)
CMO Series 4121 Class IA
01/15/2041	3.500%	1,090,292	68,620
CMO Series 4213 Class DI
06/15/2038	3.500%	3,882,095	178,460
CMO Series 4215 Class IL
07/15/2041	3.500%	5,046,345	332,831
CMO STRIPS Series 304 Class C67
12/15/2042	4.500%	5,417,047	1,100,976
Federal Home Loan Mortgage Corp.(g),(h)
CMO Series 4620 Class AS
11/15/2042	2.146%	3,195,047	172,717
Federal National Mortgage Association(h)
CMO Series 2012-121 Class GI
08/25/2039	3.500%	2,375,999	88,840
CMO Series 2012-152 Class EI
07/25/2031	3.000%	7,475,349	361,773
CMO Series 2013-117 Class AI
04/25/2036	3.500%	1,141,702	12,143
Federal National Mortgage Association(b),(h)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	4.273%	3,750,702	867,191
CMO Series 2013-97 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2032	4.473%	1,453,538	126,700
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	4.523%	2,528,381	456,485
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-27 Class AS
-1.0 x 1-month USD LIBOR + 5.650% Cap 5.650% 05/25/2045	4.023%	21,371,929	4,133,370
CMO Series 2015-8 Class AS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 03/25/2045	4.473%	16,517,719	3,148,892
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	4.373%	3,257,952	691,558
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	4.373%	21,496,128	4,793,583
CMO Series 2017-50 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/25/2047	4.473%	15,863,590	3,671,618
CMO Series 2017-51 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	4.523%	30,553,734	6,888,373
CMO Series 2017-57 Class SD
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 08/25/2047	2.323%	73,418,054	7,021,248
CMO Series 2017-72 Class S
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 09/25/2047	2.323%	63,383,529	5,514,304
CMO Series 2017-90 Class SP
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/25/2047	4.523%	17,062,224	4,021,302
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	4.423%	22,597,324	4,845,675

Columbia Mortgage Opportunities Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 29, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-42 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	4.423%	24,699,912	5,525,118
CMO Series 2019-77 Class SP
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 01/25/2050	4.323%	27,364,494	5,217,301
Government National Mortgage Association(h)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	8,997,975	1,015,929
CMO Series 2018-78 Class GI
04/20/2048	4.000%	25,327,389	3,128,237
CMO Series 2019-129 Class AI
10/20/2049	3.500%	38,142,999	6,340,907
Government National Mortgage Association(b),(h)
CMO Series 2017-101 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2047	4.553%	36,835,979	7,046,929
CMO Series 2017-101 Class SL
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2047	4.553%	18,141,938	3,935,215
CMO Series 2017-163 Class SD
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	4.553%	23,940,165	5,196,139
CMO Series 2017-176 Class SC
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	4.553%	31,191,868	7,260,669
CMO Series 2018-113 Class SB
-1.0 x 1-month USD LIBOR + 4.600% Cap 4.600% 08/20/2048	2.953%	58,942,368	8,387,375
CMO Series 2018-124 Class SG
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	4.553%	19,389,927	4,652,915
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-125 Class SU
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	4.553%	15,463,892	3,010,586
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	4.503%	21,609,299	4,094,234
CMO Series 2018-168 Class KS
1-month USD LIBOR + 6.150% Cap 6.150% 12/20/2048	4.503%	46,744,015	9,083,933
CMO Series 2018-40 Class SC
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 03/20/2048	4.553%	16,370,088	3,625,428
CMO Series 2018-63 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	4.553%	18,525,139	4,230,877
CMO Series 2018-63 Class SH
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	4.553%	22,034,294	4,674,346
CMO Series 2018-78 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	4.553%	18,552,490	3,896,884
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	4.553%	15,758,097	3,551,278
CMO Series 2019-1 Class SG
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 01/20/2049	4.403%	45,340,725	10,199,101
CMO Series 2019-119 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 09/16/2049	4.392%	44,693,442	11,050,047

6	Columbia Mortgage Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 29, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-120 Class SA
-1.0 x 1-month USD LIBOR + 3.400% Cap 3.400% 09/20/2049	1.753%	98,081,164	9,946,754
CMO Series 2019-20 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 02/20/2049	4.453%	39,799,889	8,972,117
CMO Series 2019-20 Class SC
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 02/20/2049	4.453%	43,714,850	8,769,007
CMO Series 2019-23 Class NS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	4.403%	43,292,709	8,277,531
CMO Series 2019-43 Class NS
-1.0 x 1-month USD LIBOR + 3.270% Cap 3.270% 04/20/2049	1.623%	39,680,698	3,586,266
CMO Series 2019-45 Class SE
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 04/20/2049	4.353%	41,144,109	7,601,921
CMO Series 2019-52 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/20/2049	4.453%	41,986,833	8,833,026
CMO Series 2019-71 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 06/20/2049	4.503%	44,175,556	9,802,088
CMO Series 2019-78 Class FS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2049	4.553%	32,404,153	8,778,710
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	4.453%	60,310,996	13,692,333
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-92 Class SL
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	4.453%	36,089,515	6,674,113
CMO Series 2019-97 Class SA
1-month LIBID + 6.100% Cap 6.100% 08/20/2049	4.453%	19,920,455	4,112,580
Government National Mortgage Association(b),(c),(d),(h)
CMO Series 2020-21 Class KS
1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2050	4.397%	37,955,217	11,101,901
Government National Mortgage Association TBA(i)
03/23/2050	3.000%	402,000,000	415,426,378
Uniform Mortgage-Backed Security TBA(i)
03/12/2050	3.000%	742,775,000	765,116,283
03/12/2050	3.500%	285,000,000	295,996,590
03/12/2050	4.000%	45,000,000	47,406,445
Total Residential Mortgage-Backed Securities - Agency (Cost $1,758,183,129)			1,817,836,368

Residential Mortgage-Backed Securities - Non-Agency 37.7%

Angel Oak Mortgage Trust I LLC(a)
CMO Series 2016-1 Class A2
07/25/2046	5.000%	554,942	573,709
Angel Oak Mortgage Trust I LLC(a),(g)
CMO Series 2017-2 Class B1
07/25/2047	4.646%	5,000,000	5,082,478
CMO Series 2018-2 Class M1
07/27/2048	4.343%	9,984,000	10,171,087
CMO Series 2019-1 Class B1
11/25/2048	5.400%	7,000,000	7,305,942
CMO Series 2019-1 Class M1
11/25/2048	4.500%	9,000,000	9,505,910
Subordinated CMO Series 2019-2 Class B1
03/25/2049	5.016%	5,000,000	5,262,738
Angel Oak Mortgage Trust I LLC(a),(c),(d),(g)
CMO Series 2018-3 Class M2
09/25/2048	4.721%	11,091,000	11,392,675
Bayview Opportunity Master Fund IVa Trust(a)
Subordinated CMO Series 2016-SPL1 Class B3
04/28/2055	5.500%	2,500,000	2,801,390
Bayview Opportunity Master Fund Trust(a)
CMO Series 2020-RN1 Class A1
02/28/2035	3.000%	2,795,000	2,795,000
BCAP LLC Trust(a),(g)
CMO Series 2010-RR11 Class 8A1
05/27/2037	4.441%	339,327	340,534

Columbia Mortgage Opportunities Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 29, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M2
1-month USD LIBOR + 3.350% 10/25/2027	5.495%	3,000,000	3,059,309
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	2.977%	4,608,770	4,614,403
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	3.227%	25,210,000	25,260,266
CMO Series 2018-3A Class M1B
1-month USD LIBOR + 1.850% Floor 1.850% 10/25/2027	3.477%	6,437,871	6,465,007
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	3.377%	12,270,000	12,407,769
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	3.227%	15,000,000	15,051,445
BRAVO Residential Funding Trust(a),(g)
CMO Series 2019-NQM2 Class B1
11/25/2059	3.954%	8,550,000	8,638,323
CAM Mortgage Trust(a)
CMO Series 2018-1 Class A2
12/01/2065	5.000%	2,709,922	2,709,881
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	4.377%	2,000,000	1,999,404
CMO Series 2018-GT1 Class B
1-month USD LIBOR + 3.500% 05/25/2023	5.127%	4,350,000	4,349,993
Citigroup Mortgage Loan Trust(a),(g)
CMO Series 2019-IMC1 Class M1
07/25/2049	3.170%	5,000,000	4,958,866
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2013-11 Class 3A3
09/25/2034	4.142%	229,181	229,253
CMO Series 2015-A Class B3
06/25/2058	4.500%	3,764,478	3,794,235
Citigroup Mortgage Loan Trust, Inc.(a),(h)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	22,447,563	310,365
CMO Series 2015-A Class A4IO
06/25/2058	0.250%	3,470,584	11,921
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class B1
1-month USD LIBOR + 9.250% 11/25/2039	10.877%	9,500,000	11,274,692
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	3.777%	14,917,877	15,023,548
Deephaven Residential Mortgage Trust(a),(g)
CMO Series 2017-2A Class M1
06/25/2047	3.897%	2,000,000	2,034,034
Subordinated CMO Series 2018-3A Class B1
08/25/2058	5.007%	6,000,000	6,140,250
Subordinated CMO Series 2018-4A Class B1
10/25/2058	5.535%	12,000,000	12,455,226
Deephaven Residential Mortgage Trust(a)
CMO Series 2017-3A Class M1
10/25/2047	3.511%	2,959,000	2,966,567
Eagle RE Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	3.427%	5,800,000	5,813,754
Subordinated CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.800% 01/25/2030	3.476%	11,000,000	10,999,987
Ellington Financial Mortgage Trust(a),(c),(d),(g)
CMO Series 2018-1 Class M1
10/25/2058	4.874%	6,475,000	6,811,700
FMC GMSR Issuer Trust(a),(g)
CMO Series 2019-GT1 Class B
05/25/2024	5.660%	9,000,000	9,401,098
GCAT LLC(a),(g)
CMO Series 2019-2 Class A1
06/25/2024	3.475%	5,881,075	5,881,631
CMO Series 2020-1 Class A1
01/26/2060	2.981%	6,393,536	6,393,536
GCAT LLC(a)
CMO Series 2019-NQM1 Class M1
02/25/2059	3.849%	8,800,000	8,894,884
GCAT Trust(a),(g)
Subordinated CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	5,650,000	5,856,302
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	10,000,000	10,047,209
Homeward Opportunities Fund I Trust(a),(g)
CMO Series 2019-1 Class B1
01/25/2059	4.800%	4,500,000	4,612,917

8	Columbia Mortgage Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 29, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Homeward Opportunities Fund I Trust(a)
Subordinated CMO Series 2018-1 Class B1
06/25/2048	5.295%	7,000,000	7,170,288
Homeward Opportunities Fund I Trust(a),(c),(d)
Subordinated CMO Series 2018-2 Class B1
11/25/2058	5.593%	13,285,000	13,720,496
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A2
01/25/2057	3.500%	11,000,000	10,981,733
MFA LLC(a)
CMO Series 2018-NPL2 Class A1
07/25/2048	4.164%	7,049,692	7,087,100
Mortgage Insurance-Linked Notes(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.750% Floor 1.750% 02/25/2030	3.410%	5,700,000	5,732,008
New Residential Mortgage LLC(a)
CMO Series 2018-FNT1 Class F
05/25/2023	5.570%	12,733,003	12,809,033
CMO Series 2018-FNT2 Class F
07/25/2054	5.950%	6,603,184	6,599,057
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	5,252,364	5,249,081
Subordinated CMO Series 2018-FNT1 Class E
05/25/2023	4.890%	1,500,675	1,507,366
Subordinated CMO Series 2018-FNT1 Class G
05/25/2023	5.670%	9,132,110	9,183,842
New Residential Mortgage Loan Trust(a),(g),(h)
CMO Series 2014-1A Class AIO
01/25/2054	2.321%	9,010,977	339,911
New Residential Mortgage Loan Trust(a),(g)
CMO Series 2019-NQM3 Class B1
07/25/2049	4.653%	11,286,000	11,464,236
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class D
01/25/2023	4.374%	5,740,261	5,789,465
Subordinated CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	1,544,695	1,562,971
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	3.577%	9,100,000	9,140,063
OMSR(a),(c),(d)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	16,524,889	16,602,639
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	3.649%	18,996,748	18,985,364
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	4.399%	16,814,001	16,995,385
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	4.477%	10,879,000	10,924,807
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	4.277%	19,100,000	19,160,501
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2019-1A Class A2
01/25/2024	5.000%	20,000,000	19,588,048
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2019-2A Class A1
04/25/2024	3.967%	4,306,659	4,331,554
Preston Ridge Partners Mortgage Trust(a),(g)
CMO Series 2019-4A Class A2
11/25/2024	4.654%	14,000,000	14,002,016
PRPM LLC(a)
CMO Series 2019-2A Class A2
04/25/2024	5.438%	4,528,000	4,593,821
PRPM LLC(a),(g)
CMO Series 2019-3A Class A2
07/25/2024	4.458%	8,000,000	8,003,838
CMO Series 2020-1A Class A1
02/25/2025	2.981%	8,000,000	8,010,680
CMO Series 2020-1A Class A2
02/25/2025	3.967%	22,750,000	22,788,684
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 02/25/2029	3.577%	10,890,000	10,893,574
Radnor RE Ltd.(a),(b)
CMO Series 2019-2 Class B1
1-month USD LIBOR + 2.700% Floor 2.700% 06/25/2029	4.327%	3,000,000	3,001,797
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	3.377%	9,716,000	9,732,842

Columbia Mortgage Opportunities Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 29, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RCO Trust(a),(g)
CMO Series 2018-VFS1 Class M1
12/26/2053	5.101%	5,835,000	6,203,746
RCO V Mortgage LLC(a),(g)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	2,384,100	2,398,655
Residential Mortgage Loan Trust(a),(g)
CMO Series 2019-3 Class M1
09/25/2059	3.257%	6,378,000	6,477,125
Subordinated CMO Series 2020-1 Class B1
02/25/2024	3.946%	3,938,000	4,042,124
SG Residential Mortgage Trust(a),(g)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	8,000,000	8,162,142
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2018-IMC1 Class M1
03/25/2048	4.589%	3,000,000	3,064,990
Toorak Mortgage Corp., Ltd.(a),(g)
CMO Series 2019-1 Class A1
03/25/2022	4.458%	10,000,000	10,174,987
Toorak Mortgage Corp., Ltd.(g)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	10,000,000	10,104,826
TVC Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
09/25/2024	3.474%	14,250,000	14,407,850
Vericrest Opportunity Loan Transferee LXXXVII LLC(a),(g)
CMO Series 2020-NPL3 Class A1B
02/25/2050	3.672%	15,000,000	14,999,988
Vericrest Opportunity Loan Trust(a),(g)
CMO Series 2019-NPL8 Class A1B
11/25/2049	4.090%	18,000,000	18,202,651
CMO Series 2020-NPL5 Class A1B
03/25/2050	3.475%	10,500,000	10,572,767
Subordinated CMO Series 2019-NPL7 Class A1B
10/25/2049	3.967%	10,000,000	10,086,029
Vericrest Opportunity Loan Trust LXXXIII LLC(a),(g)
CMO Series 2019-NPL9 Class A1B
11/26/2049	4.090%	5,700,000	5,768,560
Vericrest Opportunity Loan Trust LXXXV LLC(a),(g)
CMO Series 2020-NPL1 Class A1B
01/25/2050	3.721%	6,000,000	5,999,989
Vericrest Opportunity Loan Trust LXXXVIII LLC(a),(g)
CMO Series 2020-NPL4 Class A1
03/25/2050	2.981%	5,000,000	5,032,868
Verus Securitization Trust(a),(g)
CMO Series 2017-2A Class B1
07/25/2047	3.700%	6,200,000	6,356,711
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-INV1 Class A3
03/25/2058	4.059%	549,610	558,787
CMO Series 2019-3 Class M1
07/25/2059	3.139%	5,495,000	5,567,730
Subordinated CMO Series 2018-3 Class M1
10/25/2058	4.595%	6,000,000	6,198,293
Subordinated CMO Series 2019-2 Class B1
04/25/2059	4.437%	1,700,000	1,716,568
Subordinated CMO Series 2019-3 Class B1
07/25/2059	4.043%	4,000,000	4,051,604
Subordinated CMO Series 2019-4 Class B1
11/25/2059	3.860%	4,150,000	4,330,876
Subordinated CMO Series 2020-1 Class B1
01/25/2060	3.624%	6,000,000	6,197,967
Visio Trust(a),(g)
CMO Series 2019-1 Class B1
06/25/2054	5.080%	4,000,000	4,101,880
CMO Series 2019-1 Class M1
06/25/2054	4.078%	4,000,000	4,061,498
CMO Series 2019-2 Class B1
11/25/2054	3.910%	1,200,000	1,284,637
CMO Series 2019-2 Class M1
11/25/2054	3.260%	1,400,000	1,481,813
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $740,492,377)			751,259,099

Options Purchased Calls 2.5%
Value ($)
(Cost $13,630,000)	50,265,080

Options Purchased Puts 0.0%

(Cost $7,590,000)	725,940

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.641%(j),(k)	38,608,037	38,608,037
Total Money Market Funds (Cost $38,604,790)		38,608,037
Total Investments in Securities (Cost: $3,393,900,180)		3,494,100,075
Other Assets & Liabilities, Net		(1,499,725,334)
Net Assets		1,994,374,741

10	Columbia Mortgage Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 29, 2020 (Unaudited)
At February 29, 2020, securities and/or cash totaling $32,365,155 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(9,283)	06/2020	USD	(1,250,884,250)	—	(5,704,810)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	500,000,000	500,000,000	1.50	07/24/2020	5,650,000	22,833,200
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	600,000,000	600,000,000	1.50	07/28/2020	7,980,000	27,431,880
Total							13,630,000	50,265,080

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	600,000,000	600,000,000	2.00	07/10/2020	5,100,000	483,960
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	300,000,000	300,000,000	2.00	07/10/2020	2,490,000	241,980
Total							7,590,000	725,940

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(428,200,000)	(428,200,000)	1.30	5/21/2020	(4,282,000)	(12,572,937)
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(428,200,000)	(428,200,000)	1.30	5/21/2020	(3,853,800)	(12,572,937)
3-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(500,000,000)	(500,000,000)	1.30	5/18/2020	(1,650,000)	(6,691,100)
3-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(600,000,000)	(600,000,000)	1.15	5/26/2020	(2,520,000)	(6,041,400)
Total							(12,305,800)	(37,878,374)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	10,000,000	365,550	(3,333)	379,655	—	—	(17,438)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	15,000,000	548,325	(5,000)	647,852	—	—	(104,527)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	15,000,000	548,325	(5,000)	809,353	—	—	(266,028)
Columbia Mortgage Opportunities Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 29, 2020 (Unaudited)
Credit default swap contracts - buy protection (continued)
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	15,000,000	548,325	(5,000)	932,166	—	—	(388,841)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	10,000,000	397,980	(3,333)	357,355	—	37,292	—
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	5,500,000	218,889	(1,833)	189,553	—	27,503	—
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	5,000,000	198,990	(1,667)	281,479	—	—	(84,156)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	18,000,000	716,364	(6,000)	884,181	—	—	(173,817)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	14,000,000	557,172	(4,667)	904,554	—	—	(352,049)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	5,500,000	218,889	(1,833)	161,481	—	55,575	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	10,000,000	397,980	—	398,811	—	—	(831)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	16,000,000	584,880	(5,334)	1,003,497	—	—	(423,951)
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	USD	17,000,000	676,566	(5,667)	894,409	—	—	(223,510)
Total							5,978,235	(48,667)	7,844,346	—	120,370	(2,035,148)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	3.690	USD	5,000,000	(114,650)	1,667	—	(298,806)	185,823	—
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	3.690	USD	2,550,000	(58,471)	849	—	(232,126)	174,504	—
Total								(173,121)	2,516	—	(530,932)	360,327	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 29, 2020, the total value of these securities amounted to $1,525,446,934, which represents 76.49% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of February 29, 2020.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2020, the total value of these securities amounted to $122,436,399, which represents 6.14% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Zero coupon bond.
(f)	Represents shares owned in the residual interest of an asset-backed securitization.
12	Columbia Mortgage Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 29, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 29, 2020.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Represents a security purchased on a when-issued basis.
(j)	The rate shown is the seven-day current annualized yield at February 29, 2020.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.641%
	54,871,648	729,961,946	(746,225,557)	38,608,037	7,168	3,247	791,834	38,608,037
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Mortgage Opportunities Fund | Quarterly Report 2020	13